Other financial liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of other financial liabilities [Abstract]
Disclosure Of Other Financial Liabilities Explanatory [Text Block]
Note 21 Other financial liabilities

Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (1)	37,754,705	88,151,400	42,447,438	99,749,082
Bonds payable (1)	7,691,023	324,725,456	6,744,739	133,806,947
Derivative not designated as hedges (2)	4,243,939	-	240,394	-
Derivative designated as hedges (2)	5,323,640	-	805,306	-
Deposits for return of bottles and containers	14,116,167	-	13,290,754	-
Total	69,129,474	412,876,856	63,528,631	233,556,029
(1)  See
Note 5 – Risk administration
.
(2)  See
Note 7 – Financial instruments
.

The maturities and interest rates of these obligations are detailed as follows:

Current loan and financial obligation

As of
December 31, 2020
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	1,357	4,071	5,428	Monthly	4.87
76,337,371-1	Bebidas CCU-PepsiCo SpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	8,179	-	8,179	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	324,308	324,308	At maturity	4.56
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	10,926,400	10,926,400	At maturity	2.20
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	42,899	42,899	At maturity	3.64
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	10,796,220	10,796,220	At maturity	1.98
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	3,650	8,247,020	8,250,670	At maturity	1.20
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	44,827	2,000,000	2,044,827	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	-	2,014,896	2,014,896	At maturity	3.83
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,008,444	1,008,444	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,667,569	1,667,569	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	28,661	-	28,661	At maturity	3.95
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	326,560	-	326,560	At maturity	4.68
0-E	Sáenz Briones & Cía. S.A.I.C.	Argentina	0-E	Banco Citibank	Argentina	ARS	966	-	966	At maturity	34.75
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	61,176	-	61,176	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	35,693	-	35,693	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	8,821	-	8,821	Semiannual	5.95
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	202,988	-	202,988	Monthly	4.80
Total							722,878	37,031,827	37,754,705
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	3,260,702	2,625,046	5,885,748	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 28/06/2018	Chile	UF	976,885	3,482	980,367	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	52,828	247,413	300,241	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 28/06/2018	Chile	UF	52,355	236,335	288,690	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	Bond D	986 12/12/2019	Chile	UF	49,346	186,631	235,977	Semiannual	1.00
Total							4,392,116	3,298,907	7,691,023
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of
December 31, 2019
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	2,037	2,629	4,666	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	10,715,017	10,715,017	At maturity	2.20
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	11,370,518	11,370,518	At maturity	2.47
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	45,102	45,102	At maturity	3.64
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	7,629,611	7,629,611	At maturity	3.08
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	9,089	9,089	At maturity	2.90
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	319,034	319,034	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	4,500	18,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	-	22,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	9,761	3,286	13,047	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	22,183	30,027	52,210	Monthly	5.14
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	16,667	11,113	27,780	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	20,834	27,776	48,610	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	25,468	-	25,468	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,300	-	41,300	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	30,880	20,791	51,671	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	39,281	53,063	92,344	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	31,200	83,600	114,800	Monthly	5.16
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	300,155	-	300,155	Monthly	0.31
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	997,853	-	997,853	Monthly	2.34
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	45,100	-	45,100	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	6,384	400,000	406,384	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	296,906	299,397	596,303	Monthly	5.02
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	-	14,896	14,896	At maturity	3.83
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	8,444	8,444	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,589,137	1,589,137	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	322,400	-	322,400	At maturity	4.68
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	4,385,390	-	4,385,390	At maturity	55.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,474,461	-	2,474,461	At maturity	53.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	41,808	-	41,808	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	332,747	331,593	664,340	Monthly	4.80
Total							9,478,815	32,968,623	42,447,438
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Maturity (*)
							0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	661,567	5,128,436	5,790,003	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	-	954,736	954,736	Semiannual	2.90
Total							661,567	6,083,172	6,744,739
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Non-current loan and financial obligation

As of
December 31, 2020
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	10,856	10,856	36,172	57,884	Monthly	4.87
76,337,371-1	Bebidas CCU-PepsiCo SpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	997,111	-	-	997,111	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	39,978,565	-	-	39,978,565	At maturity	4.56
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	9,945,156	-	-	9,945,156	At maturity	3.64
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,300,000	3,301,389	-	6,601,389	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	2,980,819	-	2,980,819	At maturity	3.95
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	985,409	1,751,838	766,429	3,503,676	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,638,387	4,397,310	-	7,035,697	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,051,103	-	-	1,051,103	Semiannual	5.95
Total							74,906,587	12,442,212	802,601	88,151,400

(*)
The amount based on the undiscounted contractual flows is found in

Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	10,529,882	10,539,626	23,754,354	44,823,862	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 28/06/2018	Chile	UF	9,244	9,255	87,292,422	87,310,921	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	428,496	44,034,575	43,908,966	88,372,037	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 28/06/2018	Chile	UF	424,658	425,238	59,078,988	59,928,884	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	Bond D	986 12/12/2019	Chile	UF	417,245	43,872,507	-	44,289,752	Semiannual	1.00
Total							11,809,525	98,881,201	214,034,730	324,725,456

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in

Note 5 – Risk administration
.

As of December 31, 2019:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	16,327	16,330	28,619	61,276	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	10,445,830	-	-	10,445,830	At maturity	3.64
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	8,685,384	-	-	8,685,384	At maturity	2.90
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	39,902,607	-	-	39,902,607	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	3.83
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,333,334	3,333,334	1,666,667	8,333,335	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	922,478	1,844,956	922,478	3,689,912	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,469,892	4,939,784	-	7,409,676	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	221,062	-	-	221,062	Monthly	4.80
Total							86,996,914	10,134,404	2,617,764	99,749,082

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Not
e 7 – Financial ins
truments
.
(*) The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	10,249,998	10,259,097	28,266,218	48,775,313	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	-	-	85,031,634	85,031,634	Semiannual	2.90
Total							10,249,998	10,259,097	113,297,852	133,806,947

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 - Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in

Note 5 - Risk administration
.
Details of the fair value of bank borrowings, financial leases obligations and bonds payable are described in
Note 7 -Financial instruments
.

The effective interest rates of bond obligations are as follows:

Bonds Serie H	4.27%
Bonds Serie J	2.89%
Bonds Serie L	1.21%
Bonds Serie M	0.87%
Bonds Serie D	0.53%

Debts and financial liabilities are stated in several currencies and accrue fixed and variable interest rates. These obligations classified by currency and interest type (excluding the effect of cross currency interest rate swap agreements) are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Fixed Interest Rate	Variable Interest Rate	Fixed Interest Rate	Variable Interest Rate
	ThCh$	ThCh$	ThCh$	ThCh$
US Dollar	20,784,275	8,250,670	29,491,061	8,694,473
Chilean Pesos	84,907,728	-	85,058,395	-
Argentinean Pesos	966	-	6,859,851	-
Unidades de Fomento (*)	332,479,791	-	140,617,628	-
Unidad indexada (**)	202,988	-	885,402	-
Bolivian	11,696,166	-	11,141,396	-
Total	450,071,914	8,250,670	274,053,733	8,694,473
(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate us set daily in advance based on changes in the previous month’s inflation rate.
(**) The unidad Indexada (UI) is an Uruguayan inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month’s inflation rate.

The terms and conditions of the main interest accruing obligations as of
December 31, 2020
, are detailed as follows:

A)

Bank Borrowings

Banco del Estado de Chile - Bank Loans

a)

On
July 27, 2012, the subsidiary Compañía Pisquera Chile S.A. (CPCh) signed a bank loan with the Banco del Estado de Chile for a total of ThCh$ 16,000,000, with maturity on July 27, 2017.

This loan accrues interest at an annual fixed rate of 6.86% and an effective rate of 7.17%. The subsidiary amortized interest semi-annually, and the capital amortization consists of a single payment at the end of the established term.

On July 27, 2017 this loan was renewed for 5 years, with maturity on July 27, 2022.

This loan accrues interest at an annual fixed rate of 4.68%. The Subsidiary pays interest semi-annually and the capital amortization consists of a single payment at the end of the established term.

This obligation is subject to certain reporting obligations in addition to complying with the following financial ratios, which will be measured on the half-yearly financial statements of CPCh
:

-

Maintain a Financial Expense Coverage not less than 3, calculated as the relationship between Gross Margin less Marketing costs, Distribution and Administration expenses, plus Other income by function, less Other expenses by function, plus Depreciation and Amortization, divided by Financial costs.

-

Maintain a debt ratio of no more than 3, measured as Total liabilities divided by Equity.

-

Maintain an Equity higher than UF 770,000.

In addition, this loan obliges CPCh to comply with certain restrictions of affirmative nature, including maintaining insurance, maintaining the ownership of essential assets, and also to comply with certain restrictions, such as not to pledge, mortgage or grant any kind of encumbrance or real right over any fixed asset with an individual accounting value higher than UF 10,000, except under the terms established by the agreement, among other.

On the other hand, the Company, through an agreement dated July 28, 2017, forces to maintain a direct or indirect shareholding of at least 50.1%, which allows it to control its subsidiary Compañía Pisquera de Chile S.A. during the term of this loan.

As of December 31, 2020, the Subsidiary and CCU were in compliance with the financial covenants and specific requirements of this loan.

b)

On October 15, 2014, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of UF 380,000, (equivalent to ThCh$ 9,206,290) maturing on October 15, 2019.

On October 15, 2019 the subsidiary Viña San Pedro Tarapacá S.A. renegotiated this loan, by an amount of

ThCh$ 10,664,833, at a fixed interest rate maturing on April 10, 2020.

On April 13, 2020, the subsidiary Viña San Pedro Tarapacá S.A. renegotiated this loan by an amount of

ThCh$ 10,664,833 at a fixed interest rate maturing on April 13, 2021.

The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

c)

On July 15, 2015, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 4,000,000, at a fixed interest rate maturing on July 14, 2020.

The subsidiary amortizes interest and capital monthly until the end of the established term.

On July 14, 2020 this loan was paid.

d)

On April 13, 2017, Compañía Cervecerías Unidas S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 40,000,000, at a fixed interest rate, maturing on April 13, 2022.

The Company amortizes interest semi-annually, and the capital amortization consists in a single payment at the end of the established term.

This obligation is subject to certain reporting obligations in addition to complying with the following financial ratios:

a.

Maintain at the end of each semester an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. The Total Adjusted Liabilities are defined as Total Consolidated Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees issued by the Company and its subsidiaries that are cautioned by real guarantees, except as noted in the contract. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

b.

Maintain a Financial Expense Coverage measured at the end of each semester and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted ORBDA and Finance Costs account. Adjusted ORBDA means ORBDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the costs and expenses.

c.

Maintain at the end of each semester, assets free of liens for an amount equal to at least 1.2, defined as the ratio of Total Assets free of lien and Finance Debt free of lien. Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties. Finance Debt free of lien are defined as the sum of Bank loan, Bonds payable and Lease obligations contained under Note Other financial liabilities, these latter obligations are currently presented in a specific item and note.

d.

Maintain at the end of each semester a minimum equity of ThCh$ 312,516,750, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

e.

To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Ltda. and Embotelladoras Chilenas Unidas S.A.

f.

Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year.

g.

To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

As of December 31, 2020, the Company was in compliance with the financial covenants required for this loan.

e)

On July 3, 2017, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of US$ 8,000,000 (ThCh$ 6,277,920), at a fixed interest rate, maturing on July 3, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On July 3, 2018,
this loan was paid
.

f)

On April 23, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of US$ 8,000,000 (ThCh$ 6,277,920), at a fixed interest rate, maturing on April 23, 2019.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On April 23, 2019, this loan was paid.

g)

On April 17, 2018, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 1,000,000, at a fixed interest rate, maturing on April 17, 2019.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On April 17, 2019 this loan was paid.

h)

On April 26, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 3,500,000, at a fixed interest rate, maturing on May 25, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On May 25, 2018 the loan was renewed, maturing on July 3, 2018.

On July 3, 2018,
this loan was paid
.

Banco de Chile – Bank Loans

a)

On April 20, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 2,000,000, at a fixed interest rate, maturing on April 20, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On April 20, 2018, the subsidiary renegotiated this loan maturing on July 19, 2018.

On July 19, 2018, the loan was renewed maturing on July 19, 2021.

b)

On August 25, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 400,000 at a fixed interest rate maturing on August 24, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On August 24, 2018, the loan was renewed, maturing on August 24, 2020.

On August 24, 2020, this loan was paid.

Scotiabank Chile – Bank Loans

a)

On June 17, 2015, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of US$ 7,871,500 (ThCh$ 6,177,081). It accrues interest at a compound floating rate Libor at 90 days plus a fixed margin, maturing on June 18, 2018.

The subsidiary pays quarterly interest and amortization of capital consists of a single payment at the end of the established term.

The interest rate risk to which the subsidiary is exposed as result of this loan is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see
Note 5 - Risk administration
and
Note 7 - Financial instruments
.

On June 18, 2018,
this loan was paid
.

b)

On June 18, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of US$ 11,600,000 (ThCh$ 9,102,984). It accrues interest at a compound floating rate Libor at 90 days plus a fixed margin, maturing on June 18, 2021.

The subsidiary pays quarterly interest and amortization of capital consists of a single payment at the end of the deadline.

The interest rate risk to which the subsidiary is exposed as result of this loan is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see
Note 5 – Risk administration
and
Note 7 – Financial instruments
.

c)

On April 20, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 2,000,000, at a fixed interest rate, maturing on April 20, 2017.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

On April 20, 2017 the loan was renewed, maturing on April 22, 2019.

On April 22, 2019, this loan was paid.

d)

On July 3, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of US$ 15,000,000 (ThCh$ 11,771,100), at a fixed interest rate, maturing on July 3, 2019.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On July 3, 2019, this loan was paid.

e)

On May 23, 2019, Sociedad Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of

US$ 10,000,000 (ThCh$
7,847,400
), at a fixed interest rate, maturing on May 20, 2020.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On May 20, 2020, this loan was paid.

f)

On April 17, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 1,000,000, at a fixed interest rate, maturing on April 16, 2021.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

g)

On December 9, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 10,000,000, at a fixed interest rate, maturing on December 9, 2025.

The subsidiary amortizes interest and capital semi-annually with a first payment on June 9, 2020.
The bank loan mentioned above requires complying certain informational requirements and also compliance with certain financial ratios that are described below:

a.

A Coverage of Financial Expenses higher than or equal to three times. For these purposes, Financial Expenses Coverage is defined as ROADA divided by the item “Financial Expenses” of the Consolidated Financial Statements of the Debtor measured over the last 12 months. ROADA is defined as the Operating Income plus Depreciation for the Year and plus amortization of Intangible Assets.

b.

A ratio of Net Financial Debt to ROADA less than or equal to three times. For these purposes the Net Financial Debt is the difference between /i/ the sum of the item “Others Financial Liabilities, Current and Non-Current”; and /ii/ the sum of the item "Cash and Cash Equivalent" in the Consolidated Financial Statements of the Debtor.

Additionally, this loan forces the subsidiary to comply with certain negative restrictions, such as not granting real guarantees. These are pledges and mortgages to guarantee its own or third-party obligations without prior authorization and by writing of the Bank for an amount equal to or greater than ten percent of the total fixed assets of the Debtor.

As of December 31, 2020, the Subsidiary was in compliance with the financial covenants and specific requirements of this loan.

h)

On February 18, 2020, the subsidiary Bebidas CCU-PepsiCo SpA. signed a bank loan with Scotiabank for a total of ThCh$ 2,000,000 at a fixed interest rate and maturity on February 18, 2023. The Company recognized the 50% of this loan in accordance with its participation on this joint operation.

The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

i)

On March 17, 2020, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank for a total of

ThCh$ 3,000,000 at a fixed interest rate and maturity on March 16, 2025.

The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

The bank loan mentioned above is required to comply certain informational requirements and also compliance with certain financial ratios that are described below:

a.

A Coverage of Financial Expenses higher than or equal to three times. For these purposes, Financial Expenses Coverage is defined as ROADA divided by the item “Financial Expenses” of the Consolidated Financial Statements of the Debtor measured over the last 12 months. ROADA is defined as the Operating Income plus Depreciation for the Year and plus amortization of Intangible Assets.
b.

A ratio of Net Financial Debt to ROADA less than or equal to three times. For these purposes, the Net Financial Debt is the difference between /i/ the sum of the item “Others Financial Liabilities, Current and Non-Current”; and /ii/ the sum of the item "Cash and Cash Equivalent" in the Consolidated Financial Statements of the Debtor.

Additionally, this loan forces the subsidiary to comply with certain negative restrictions, such as not granting real guarantees. These are pledges and mortgages to guarantee its own or third-party obligations without prior authorization and by writing the Bank for an amount equal to or greater than ten percent of the total fixed assets of the Debtor.

As of December 31, 2020, the Subsidiary was in compliance with the financial covenants and specific requirements of this loan.

j)

On April 30, 2020, the Company signed a bank loan with Scotiabank Chile for a total of ThCh$ 30,000,000, at a fixed interest rate and maturity on April 30, 2021.

The Company amortizes interest and capital in a single payment at the end of the established term.

On June 24, 2020, this loan was paid in advance.

k)

On May 19, 2020, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of US$ 15,000,000 at a fixed interest rate and maturity on May 14, 2021.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

Scotiabank Azul Chile (Former Banco BBVA Chile) – Bank Loans

a)

On January 29, 2018, Compañía Cervecerías Unidas S.A. signed a bank loan with Scotiabank Azul Chile for a total of ThCh$ 60,000,000, at a fixed interest rate, maturing on May 29, 2018.

The Company amortizes interest monthly and capital consists in a single payment at the end of the established term.

On May 29, 2018, the loan was renewed, maturing on July 27, 2018.

On July 27, 2018, the loan was renewed, maturing on August 24, 2018.

On August 24, 2018,
this loan was paid
.

b)

On July 3, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Azul Chile for a total of ThCh$ 4,500,000, at a fixed interest rate, maturing on December 3, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On December 3, 2018,
this loan was paid
.

Banco Consorcio – Bank Loans

a)

On May 17, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco Consorcio for a total of ThCh$ 6,000,000, at a fixed interest rate, maturing on July 3, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On July 3, 2018,
this loan was paid
.

Banco Itaú Corpbanca
– Bank Loans

a)

On April 23, 2019, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco Itaú Corpbanca for a total of US$ 14,000,000 (ThCh$ 910,986,360), at a fixed interest rate, maturing on April 22, 2022.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

b)

On April 22, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco Itau Corpbanca for a total of ThCh$ 2,000,000, at a fixed interest rate, maturing on April 21, 2021.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

c)

On July 3, 2019, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco Itaú Corpbanca for a total of US$ 15,000,000 (ThCh$ 11,771,100), at a fixed interest rate, maturing on July 2, 2020.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On July 2, 2020, this loan was paid.

d)

On May 10, 2015, the subsidiary Cervecera Guayacán SpA. signed a bank loan with Banco Itaú Corpbanca for a total of UF 3,067 (ThCh$ 86,827), at a fixed interest rate, maturing on May 10, 2030.

The subsidiary amortizes interest and capital monthly with a first payment on June 10, 2015.

Banco de la Nación Argentina – Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

a)

On December 28, 2012, CICSA signed a bank loan for a total of 140 million of argentinean pesos maturing on November 26, 2019. The loan was delivered in two stages, where the first was carried out on December 28, 2012, for a total of 56 million argentinean pesos and the second on June 28, 2013, for a total of 84 million of Argentinean pesos.

This loan accrues interest at an annual rate of 15% fixed by first 36 months.
Having completed that term, accrues interest at a compound floating rate BADLAR in pesos plus a fixed spread of 400 basis points and to this effect will be taken BADLAR rate published by the Central Bank of the Republic of Argentina, corresponding to five working days prior to the start of the period, subject to the condition that does not exceed the lending rate of portfolio general of Banco de la Nación Argentina, in whose case shall apply this. Interest will be paid monthly.

The subsidiary amortizes capital in 74 consecutive and equal, once the grace period of 10 months from the date of disbursement.

This loan is guaranteed by CCU S.A., through a Stand By issued by the Banco del Estado de Chile to Banco de la Nación Argentina.

On November 26, 2019, this loan was paid.

b)

On April 20, 2015, the subsidiary CICSA signed a bank loan for a total of 24 million of argentinean pesos, maturing on April 4, 2018.

This loan accrues interest
at a compound floating rate BADLAR in pesos plus a fixed spread of 500 basis points and subject to the condition that does not exceed the lending rate of portfolio general of Banco de la Nación Argentina, in whose case shall apply this. Interest will be paid monthly.

The subsidiary amortizes capital in 30 monthly, once the grace period of 6 months from de date of disbursement.

On April 4, 2018,
this loan was paid
.

c)

On May 26, 2017, the subsidiary CICSA
signed a bank loan for a total of 60 million of argentinean pesos, maturing on May 22, 2018.

This loan accrues a fixed interest at an annual rate of 20%. The subsidiary amortizes monthly interest and capital amortization consists of a single payment at the end of the established term.

On May 26, 2018,
this loan was paid
.

Banco de Galicia y Buenos Aires S.A.; Banco Santander Río S.A. – Syndicated Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

On April 20, 2015, the subsidiary CICSA signed a syndicated bank loan for a total of 150 million argentinean pesos, maturing on April 20, 2018.

On September 15, 2016 the subsidiary signed an addendum to the original contract in order to increase the loan capital to 183.33 million argentinean pesos, modify the interest rate, the maturity and schedule of repayment of capital and dates of payment, being the new maturity on September 15, 2019.

On July 14, 2017, the subsidiary signed a new addendum to the original contract in order to modify the interest rate to fixed interest at an annual nominal rate of 23%. The rest of the conditions remained unchanged.

The proportional participation of banks lenders is as follows:

(a) Banco de Galicia y Buenos Aires S.A., with 91.66 million argentinean pesos of pro rata participation.

(b)

Banco Santander Río, with 91.66 million argentinean pesos of pro rata participation.

This loan accrues interest at an annual rate fixed of 23%
whose payment will make monthly. CICSA amortized capital in 24 consecutive and variable monthly installments once completed the 12-month grace period from the date of signature of the addendum.

This loan obliges the subsidiary to meet specific requirements and financial covenants related to their Consolidated Financial Statements, which according to agreement of the parties are as follows:

a.

Maintain a capability of repayment measure at the end of each quarter less than or equal to 3, calculated as the financial debt over Adjusted ORBDA
2
.
Adjusted
ORBDA
means
ORBDA
as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: Operating result before Interest, Income taxes, Depreciation and Amortization for the period of 12 months immediately prior to the date of calculation.

b.

Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 2.5, calculated as the ratio of Adjusted
ORBDA
(as defined in paragraph (a)) and Financial Costs account.

c.

Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity
,

defined as
the Equity at the time of calculation, as
th
e one
 that
 arises from their Financial Statements and in accordance with generally accepted accounting principles in the Republic of Argentina.

d.

Maintain at the end of each quarter a minimum Equity of 600 million of argentinean pesos.

On September 16, 2019, this loan was paid.

Banco Mercantil Santa Cruz S.A. – Bank loans

a)

On June 26, 2017, the subsidiary Bebidas Bolivianas BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 68,877,500 bolivians, at a fixed interest rate, maturing on May 1, 2027.

The subsidiary amortizes quarterly interest and and capital amortization begins on September 10, 2019 in a quarterly basis.

b)

On December 18, 2017,
the subsidiary Bebidas Bolivianas BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 6,860,000 bolivians, at a fixed interest rate, maturing on December 13, 2018.

The subsidiary amortizes interest and capital quarterly.

On September 14, 2018, the loan was paid.

c)

On May 14, 2018,
the subsidiary Bebidas Bolivianas BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 6,860,000 bolivians, at a fixed interest rate, maturing on May 9, 2019.

The subsidiary amortizes interest and capital quarterly.

On September 27, 2018, the loan was paid.

d)

On June 22, 2018,
the subsidiary Bebidas Bolivianas BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 6,180,400 bolivians, at a fixed interest rate, maturing on December 13, 2019.

The subsidiary amortizes interest and capital quarterly.

On September 20, 2018, the loan was paid.

e)

On May 31, 2019, the subsidiary Bebidas Bolivianas BBO S.A. signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 34,300,000 bolivians, at a fixed interest rate, maturing on April 8, 2029.

The subsidiary
Bebidas Bolivianas BBO S.A.
pays quarterly interest and capital amortization will begin on August 18, 2021 also quarterly.

f)

On May 5, 2020, the subsidiary Bebidas Bolivianas BBO S.A. signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 13,720,000 bolivians, at a fixed interest rate and maturing on April 25, 2022.

The subsidiary amortizes quarterly interest and and capital amortization begins on November 1, 2020 in a quarterly basis.

Banco Itaú – Bank loans

a)

On February 20, 2018, the subsidiary Milotur S.A. signed a bank loan with Banco Itaú for a total of UI 15,139,864.80, at a fixed interest rate, maturing on February 20, 2021.

The subsidiary amortizes interest monthly and capital will be payed at the end of the established term.

B)

Bonds Payable

Series H Bonds – CCU S.A.

On March 23, 2009, under number 573, the Company recorded in the Securities Record the issue of bonds Series H for UF 2 million, with 21 years terms.
The e
mission was placed in the local market on April 2, 2009.  The issuance of the Bond H was UF 2 million with maturity on March 15, 2030, with a discount amounting to ThCh$ 156,952, and accrues interest at an annual fixed rate of 4.25%, with amortizes interest and capital semi-annually.

By deed dated December 27, 2010 issued in the Notary of Ricardo San Martín Urrejola, under repertoires No. 36446-2010, were amended Issue Contract Series H, in order to update certain references and to adapt to the new IFRS accounting rules.

The current issue was subscribed with Banco Santander Chile as representative of the bond holders and as paying bank, and it requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a.

Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. The Total Adjusted Liabilities are defined as Total Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees, debts or obligations of third parties not within the liability and outside the Issuer or its subsidiaries that are cautioned by real guarantees granted by the Issuer or its subsidiaries. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

b.

Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted ORBDA and Financial Costs account. Adjusted ORBDA means ORBDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the cost and expenses.

c.

Maintain at the end of each quarter, assets free of liens for an amount equal to, at least, 1.2, defined as the ratio of Total Assets free of lien and Financial Debt free of lien. Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties. Financial Debt free of lien is defined as the sum of lines Bank Loans, Bonds payable and Finance lease obligations contained in Note Other financial liabilities of the Consolidated Financial Statements. These latter obligations are currently presented in a specific item and note.

d.

Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy included in the Statement of Changes in Equity. This requirement will increase in the amount resulting from each revaluation of property, plant and equipment to be performed by the Issuer.

e.

To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.

f.

Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year, except in the cases and under the terms of the contract.

g.

To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

h.

Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement.

The inflationary risk associated to the interest rate in which this Bond H is exposed, is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see
Note 5 – Risk administration
and
Note 7 - Financial instruments
.

As of
December 31, 2020
, the Company was in compliance with the financial covenants required for this public issue.

Series J Bonds – CCU S.A.

On June 28, 2018, CCU S.A. registered in the Securities Register, under the number 898, the issuance of its Series J Bond, bearer and dematerialized, for a total of UF 3 million with maturity on August 10, 2043. The Series J bonds will accrue on the unpaid capital expressed in Unidades de Fomento, an annual interest of 2.9%, compounded, due, calculated on the basis of equal semesters of 180 days, equivalent to 1.4396% semi-annual. Interest will accrue as of August 10, 2018, will be paid semiannually as of February 10, 2019.

The issue was subscribed with Banco BICE as the representative of the bond holders and the payer bank and requires the Company to comply with the following financial indicators with respect to its Interim Consolidated Financial Statements and other specific requirements:

a.

Maintain at the end of each quarter a level of consolidated net financial debt, reflected in each of its quarterly Consolidated Financial Statements, not greater than 1.5 times, defined as the ratio between Net Financial Debt and Total Adjusted Equity. The Net Financial Debt is defined as the difference between / x / the unpaid amount of the "Financial Debt", that is, the sum of the accounts, current and non-current, Bank loans, Obligations with the public and Obligations for financial leases, contained in the Note Other financial liabilities, and / and / the balance of the item Cash and cash equivalents. Total Adjusted Equity, which is defined as the sum of / x / Total Equity and / and / the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts related to the provision of dividends, contained in the Consolidated Statement of Changes in the Issuer's Equity. These latter obligations are currently presented in a specific item and note.

b.

The Issuer must maintain a consolidated financial expense coverage of not less than three times, defined as the ratio between ORBDA and Financial Expenses. ORBDA is the sum of the accounts Gross margin and Other income per function, minus the accounts Distribution expenses, Administrative expenses and Other expenses per function and plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature. Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of twelve consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the closing month of said Consolidated Financial Statements.

c.

Maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of / i / the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and / ii / the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

d.

Maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value. The following shall be understood: / a / Assets Free of Liens is the difference between / i / the Total Assets account in the Consolidated Statement of Financial Position, and / ii / the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and / b / Financial Debt is defined in the Issuance Contract.

e.

Maintain, directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively, of: / a / Cervecera CCU Chile Limitada and / b / Embotelladoras Chilenas Unidas S.A.

f.

Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and/or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and / or through one or more Subsidiaries, a nominal installed capacity for the production without distinction of Beers and / or non-alcoholic Beverages and / or Nectars and / or Mineral and / or Packaged Waters. Hereinafter, the "Essential Businesses" equal to and not inferior to, either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g.

To maintain directly or through a subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.

Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business under conditions different from those established in the contract.

The inflationary risk associated to the interest rate in which this Bond J is exposed is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see
Note 5 - Risk administration
and
Note 7 - Financial instruments
.

As of December 31, 2020, the Company was in compliance with the financial covenants required for this public issue.

Series L Bonds – CCU S.A.

On June 28, 2018 under the number 897, CCU S.A. recorded in the Securities Registry the issuance of a 10-years Bonds line. The issuer may issue one or more series of Bonds directed to the market general.

By public complimentary deed on June 10, 2020 the Company recorded in the Securities Record the issue of Bonds Series L for UF three million, maturing on June 1, 2027. The L Series Bonds will accrue on the unpaid capital expressed in UF an interest rate of 1.20% calculated on the basis of equal semesters of 180 days, equivalent to 0.5982% semiannual. The interests will be accrued from June 1, 2020 and will be paid semiannually as from December 1, 2020. The capital will be paid semiannually as from December 1, 2023.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank and it requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a)

Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity. The Net Financial Debt is defined as the difference between /x/ the unpaid amount of the "Financial Debt", which is the sum of the accounts current and non-current Bank loans, Obligations with the public and Obligations for financial leases, contained in the Note Other financial liabilities, and /y/ the balance of the item Cash and cash equivalents. Total Adjusted Equity, which is defined as the sum of /x/ Total Equity and /y/ the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts related to the provision of dividends, contained in the Consolidated Statement of Changes in the Issuer's Equity.

b)

The Issuer must maintain a Consolidated Financial Expense Coverage of no less than three times defined as the ratio between ORBDA and Financial Expenses. ORBDA is defined as the sum of the items Gross margin and Other income per function minus the items Distribution expenses, Administrative expenses, and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature. Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements including the closing month of said Consolidated Financial Statements.

c)

The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to

ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

d)

The issued must maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value. The following shall be understood: /a/ Assets Free of Liens is the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and /b/ Fianancial Debt is the definition given to said term in numeral Four letter a/ /i/ of the Fifteenth clause of the Issuance Contract. It is expressly recorded and established that as of the mandatory entry of IFRS 16 on January 1, 2019, which was issued and approved by the International Accounting Standards Board regarding the calculation of Financial Debt that must be made in accordance with numerals Four and Five of Clause Fifteen of the Issuance Contract after said date. The account or respective subaccount refers to the total amount of the liability for obligation for rights of use assets or the name that the Commission defines for this purpose. Due to the entry of the aforementioned standard, it must be disclosed as a financial liability within the items, Other current financial liabilities and Other non-current financial liabilities, which will not be considered, incorporated or used for the calculation and determination of said Financial Debt.

e)

Maintain, directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively, of: /a/ Cervecera CCU Chile Limitada and /b/ Embotelladoras Chilenas Unidas S.A.

f)

Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and/or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and/or through one or more Subsidiaries, a nominal installed capacity for the production without distinction of Beers and/or non-alcoholic Beverages and/or Nectars and/or Mineral and/or Packaged Waters. Hereinafter, the "Essential Businesses" equal to and not inferior to either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g)

Maintain directly or through a Subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h)

Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business, under conditions different from those established in Chapter XVI of open stocks companies
'
law.

As of December 31, 2020, the Company was in compliance with the financial covenants required for this public issue.

Series M Bonds – CCU S.A.

On June 28, 2018 under the number 898, CCU S.A. recorded in the Securities Registry the issuance of a 30-years Bonds line. The issuer may issue one or more series of Bonds directed to the market general.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank. It requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank. It requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a)

Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times, defined as the ratio between Net Financial Debt and Total Adjusted Equity. The Net Financial Debt is defined as the difference between /x/ the unpaid amount of the "Financial Debt", which is the sum of the accounts current and non-current Bank loans, Obligations with the public and Obligations for financial leases, contained in the Note Other financial liabilities, and /y/ the balance of the item Cash and cash equivalents. Total Adjusted Equity is defined as the sum of /x/ Total Equity and /y/ the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts related to the provision of dividends contained in the Consolidated Statement of Changes in the Issuer's Equity.

b)

The Issuer must maintain a Consolidated Financial Expense Coverage of not less than three times defined as the ratio between ORBDA and Financial Expenses. ORBDA is defined as the sum of the items Gross margin and Other income per function minus the items Distribution expenses, Administrative expenses, and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature. Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the closing month of said Consolidated Financial Statements.

c)

The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

d)

The issued must maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value. The following shall be understood: /a/ Assets Free of Liens is the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements, and /b/ Fianancial Debt is the definition given to said term in numeral Four letter a/ /i/ of the Fifteenth clause of the Issuance Contract. It is expressly recorded and established that as of the mandatory entry of IFRS 16 on January 1, 2019, it was issued and approved by the International Accounting Standards Board. Regarding the calculation of Financial Debt that must be made in accordance with numerals Four and Five of Clause Fifteen of the Issuance Contract after said date, the account or respective subaccount referred to the total amount of the liability for obligation for rights of use assets or the name that the Commission defines for this purpose. Due to the mandatory entry of the aforementioned, the standard must be disclosed as a financial liability within the items Other current financial liabilities and Other non-current financial liabilities, will not be considered, incorporated or used for the calculation and determination of said Financial Debt.

e)

Maintain directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively of: /a/ Cervecera CCU Chile Limitada and /b/ Embotelladoras Chilenas Unidas S.A.

f)

Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and/or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and/or through one or more Subsidiaries, a nominal installed capacity for the production, without distinction of Beers and/or non-alcoholic Beverages and/or Nectars and/or Mineral and/or Packaged Waters. Hereinafter, the "Essential Businesses" equal to and not inferior to, either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g)

Maintain directly or through a Subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h)

Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business under conditions different from those established in Chapter XVI of open stocks companies’
law.

The inflationary risk associated to the interest rate in which this Bond M is exposed is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see
Note 5 - Risk administration
and
Note 7 - Financial instruments
.

As of December 31, 2020, the Company was in compliance with the financial covenants required for this public issue.

Series D Bonds – VSPT S.A.

On December 12, 2019 under the number 986, VSPT recorded in the Securities Registry the issuance of a 10-years Bonds line. The issuer may issue one or more series of Bonds directed to the market general.

By public complimentary deed on June 10, 2020, VSPT recorded in the Securities Record the issue of Bonds Series D for UF 1.5 million
s
, maturing on June 1, 2025. The interest and capital will be paid semiannually from December 1, 2020 at a fixed interest rate of 1.00% annually.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank and requires that the Company comply with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a)

Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b)

The Issuer must maintain a Consolidated Financial Expense Coverage of no less than 2.5 times defined as the ratio between ORBDA and Financial Expenses hereinafter, "Consolidated Financial Expense Coverage". For these purposes the following must be considered: /i/ ORBDA is defined as the sum of the items Gross margin and Other income per function, minus the items Distribution expenses, Administrative expenses and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature. /ii/ Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the closing month of said Consolidated Financial Statements.

c)

The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to

ThCh$ 100,000,000 at the issuing of every quarterly Consolidated Financial Statement. For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, /ii/ the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity of the issuer.

d)

Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business, under conditions different from those established in the contract with related parties, and neither carry out other operations outside its normal line of business.

e)

It is obliged to record the provisions that arise from adverse contingencies, which in the opinion of the administration should be referred to in the Consolidated Financial Statements.

As of December 31, 2020, the subsidiary was in compliance with the financial covenants required for this public issue.